Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,240,000.00
Total Fee Amount	999.84
Total Offset Amount	0.00
Net Fee	$ 999.84
Offering Table N/A
Offset Table N/A	N/A